Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table reports the compensation of our Principal Executive Officer ("PEO") and our other highest paid executive officers as reported in the Summary Compensation Table, as well as compensation actually paid ("CAP") for fiscal year 2024, 2023 and 2022:

Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Loss ($ in thousands)
2024	2,401,376	4,708,410	1,269,631	2,212,850	72	(45,431)
2023	1,547,772	1,440,564	1,087,586	993,531	25	(41,441)
2022	1,590,347	91,869	1,523,156	222,550	23	(38,704)

Named Executive Officers, Footnote
(1)
Mr. Erlander served as our PEO during each year shown. The Non-PEO NEO's presented in the table during the respective years are as follows:
•
2024: Fairooz Kabbinavar and James Levine
•
2023: Fairooz Kabbinavar and James Levine
•
2022: James Levine and Tod Smeal

PEO Total Compensation Amount	$ 2,401,376	$ 1,547,772	$ 1,590,347
PEO Actually Paid Compensation Amount	$ 4,708,410	1,440,564	91,869
Adjustment To PEO Compensation, Footnote
(2)
The Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024		2023		2022
	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)
Summary Compensation Table	2,401,376	1,269,631	1,547,772	1,087,586	1,590,347	1,523,156
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(i)	(1,471,762)	(591,614)	(672,978)	(438,573)	(753,272)	(919,022)
Increase/(decrease) for the Inclusion of "Rule 402(v) Equity Values" (i)	3,778,796	1,534,833	565,770	344,518	(745,206)	(381,584)
Compensation Actually Paid	4,708,410	2,212,850	1,440,564	993,531	91,869	222,550

(i)
Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, calculated as follows:

	2024			2023		2022
“Inclusion of Rule 402(v) Equity Values”	PEO ($)		Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)
Add: Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	1,883,634		757,177	528,548	334,957	446,788	253,637
Add: Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	1,120,775		505,406	12,311	620	(288,112)	(457,723)
Add: Awards that are granted and vest in the same year, the fair value as of the vesting date	—		—	—	—	—	—
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	774,387	—	272,250	24,911	8,941	(903,882)	(177,498)
Subtract: Awards Granted in any prior fiscal year that failed to vest Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—		—	—	—	—	—
Increase/(decrease) for the “Inclusion of Rule 402(v) Equity Values” (i)	3,778,796		1,534,833	565,770	344,518	(745,206)	(381,584)

Non-PEO NEO Average Total Compensation Amount	$ 1,269,631	1,087,586	1,523,156
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,212,850	993,531	222,550
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024		2023		2022
	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)
Summary Compensation Table	2,401,376	1,269,631	1,547,772	1,087,586	1,590,347	1,523,156
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(i)	(1,471,762)	(591,614)	(672,978)	(438,573)	(753,272)	(919,022)
Increase/(decrease) for the Inclusion of "Rule 402(v) Equity Values" (i)	3,778,796	1,534,833	565,770	344,518	(745,206)	(381,584)
Compensation Actually Paid	4,708,410	2,212,850	1,440,564	993,531	91,869	222,550

(i)
Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, calculated as follows:

	2024			2023		2022
“Inclusion of Rule 402(v) Equity Values”	PEO ($)		Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)	PEO ($)	Average for Other NEO's ($)
Add: Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	1,883,634		757,177	528,548	334,957	446,788	253,637
Add: Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	1,120,775		505,406	12,311	620	(288,112)	(457,723)
Add: Awards that are granted and vest in the same year, the fair value as of the vesting date	—		—	—	—	—	—
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	774,387	—	272,250	24,911	8,941	(903,882)	(177,498)
Subtract: Awards Granted in any prior fiscal year that failed to vest Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—		—	—	—	—	—
Increase/(decrease) for the “Inclusion of Rule 402(v) Equity Values” (i)	3,778,796		1,534,833	565,770	344,518	(745,206)	(381,584)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 72	25	23
Net Income (Loss)	$ (45,431)	$ (41,441)	$ (38,704)
PEO Name	Mr. Erlander	Mr. Erlander	Mr. Erlander
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,471,762)	$ (672,978)	$ (753,272)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,778,796	565,770	(745,206)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,883,634	528,548	446,788
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,120,775	12,311	(288,112)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	774,387	24,911	(903,882)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(591,614)	(438,573)	(919,022)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,534,833	344,518	(381,584)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	757,177	334,957	253,637
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	505,406	620	(457,723)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	272,250	8,941	(177,498)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0